TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 4,721,327	R$ 4,637,104
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	8,154,991	7,882,203
Gerdau Acos Longos S.A. | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	637,367	596,754
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	719,697	676,217
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting judgement, lower court
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	6,257	5,958
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting Judgement, Embargoes to Tax Enforcement
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	101,719	96,280
Gerdau Acos Longos S.A. | Goodwill Deductibility | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	266,020	208,449
Gerdau Acos Longos S.A. | Goodwill Deductibility | Embargo to Enforcement, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	493,284	465,992
Gerdau Acos Longos S.A. | Goodwill Deductibility | Motion for clarification filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	360,286	342,072
Gerdau Acos Longos S.A. | Goodwill Deductibility | Notice of judgment received
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	384,696	366,382
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	177,719	167,887
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	164,503	129,050
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal, pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	122,116	190,058
Tax contingencies | IPI credit on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	501,588	465,843
Tax contingencies | Non-approval of compensation of credits on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	2,037,037	1,991,993
Tax contingencies | Social security contributions | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	159,220	145,786
Tax contingencies | Other Taxes | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	693,799	641,405
Tax contingencies | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	582,795	546,859
Tax contingencies | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	31,818	29,787
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	269,586	253,779
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Lodged Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	193,162	180,380
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	88,229	82,913
Tax contingencies | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | ICMS (State Value Added Tax) | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	625,877	603,926
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,708,269	1,533,806
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Administrative processing
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	880,730	824,113
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	827,539	709,693
Tax contingencies | Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax [Member] | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,486,615	1,430,407
Tax contingencies | Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,222,634	1,177,724
Tax contingencies | Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | First instance, awaiting judgement of the Tax Enforcement Embargoes
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 263,981	R$ 252,683